Investments - Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		$ 16	$ 42	$ 35
Realized - impairments		(29)	(51)	(51)
Realized losses on securities		(13)	(9)	(16)
Net of tax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		10	27	23
Realized - impairments		(19)	(33)	(33)
Realized losses on securities		(9)	(6)	(10)
Change in Unrealized		297	82	(278)
Total pretax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		16	42	35
Realized - impairments		(29)	(51)	(51)
Realized losses on securities		(13)	(9)	(16)
Change in Unrealized		302	126	(427)
Fixed maturities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		15	32	24
Realized - impairments		(14)	(25)	(28)
Realized losses on securities		1	7	(4)
Change in Unrealized		455	127	(698)
Equity securities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		12	17	17
Realized - impairments		(27)	(41)	(36)
Realized losses on securities		(15)	(24)	(19)
Change in Unrealized		66	51	(49)
Mortgage loans and other investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		(8)	0	(1)
Realized - impairments		(2)	0	(2)
Realized losses on securities		(10)	0	(3)
Change in Unrealized		0	0	0
Other, Including DPAC and reserves on annuity and long-term care
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	[1]	(3)	(7)	(5)
Realized - impairments	[1]	14	15	15
Realized losses on securities	[1]	11	8	10
Change in Unrealized	[1]	(219)	(52)	320
Tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		(6)	(15)	(12)
Realized - impairments		10	18	18
Realized losses on securities		4	3	6
Change in Unrealized		$ (5)	$ (44)	$ 149

[1]	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.